SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION
SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION
The Company’s equity compensation plans are designed to attract and retain individuals and to reward them for current and expected future performance. The Company’s share-based compensation arrangements are denominated in CAD and include Tahoe Share Plan Options, the Rio Alto replacement options issued on April 1, 2015 upon completion of the acquisition of Rio Alto and the Lake Shore Gold replacement options issued on April 1, 2016 upon completion of the acquisition of Lake Shore Gold (collectively, the “Share Options”), as well as Deferred Share Awards (“DSAs”), Restricted Share Awards (“RSAs”) and Share Appreciation Rights (“SARs”) (collectively with the Share Options, referred to as the “Share Plan”).
At December 31, 2017, the Company has the following share-based payment arrangements:

a)	Share Options
The Share Plan entitles key management personnel, senior employees, and consultants to the option to purchase shares in the Company. Under the terms of this program, Share Options are exercisable at the market close price of the Company’s shares on the day prior to the grant date. The Share Options vest based on vesting terms set by the Compensation Committee of the Board of Directors. The Share Options vest in three equal tranches with the first tranche vesting on the first anniversary, the second on the second anniversary, and the third on the third anniversary of the grant date.
The number and weighted average exercise price in CAD of Share Options outstanding at December 31, 2017 and December 31, 2016 are as follows:

	Weighted average exercise price	Number of Share Options
Outstanding at January 1, 2016	$14.92	4,068,457
Granted(1)	9.29	2,972,876
Exercised	9.13	(2,819,838)
Forfeited	13.82	(335,000)
Expired	16.57	(674,750)
Outstanding at December 31, 2016	14.55	3,211,745
Granted	9.91	1,407,000
Exercised	10.82	(112,136)
Forfeited	13.68	(307,000)
Expired	17.37	(332,584)
Outstanding at December 31, 2017	$12.79	3,867,025

(1)	Includes the replacement options granted on April 1, 2016 as a result of the acquisition of Lake Shore Gold (note 6).
The following table summarizes information about Share Options outstanding and exercisable at December 31, 2017 (exercise range and prices in CAD):

Exercise price range	Outstanding	Weighted average exercise price	Weighted average remaining life (years)	Exercisable	Weighted average exercise price	Weighted average remaining life (years)
$ 2.80-9.67	235,970	$7.68	2.15	163,970	$7.99	1.06
$ 9.68-10.59	1,143,000	$10.00	4.20	—	$—	—
$ 10.60-12.56	1,001,000	$12.35	3.22	326,333	$12.38	3.19
$ 12.57-15.74	896,055	$15.17	2.32	592,055	$15.13	2.22
$ 15.75-23.37	591,000	$17.37	0.78	520,000	$17.10	0.41
	3,867,025	$12.79	2.86	1,602,358	$14.48	1.71

During the year ended December 31, 2017, the Company recorded $2,863 of compensation expense relating to Share Options in general and administrative expenses (year ended December 31, 2016: $3,120).

b)	DSAs and RSAs
The Share Plan permits DSAs and RSAs (collectively referred to as “Share Awards”) to be issued to key management personnel and senior employees. Upon vesting, shares in the Company are issued at no exercise price. Compensation cost for DSAs and RSAs is measured based on the closing price of the stock one day prior to the grant date.

i.	DSAs
The DSAs vest based on service-related vesting terms set by the Compensation Committee of the Board of Directors and can therefore vary grant to grant. In general, however, DSAs vest in three equal tranches with the first tranche vesting on the first anniversary, the second on the second anniversary, and the third on the third anniversary of the grant date (the “general DSA vesting terms”).
The number of DSAs outstanding at December 31, 2017 and December 31, 2016 is as follows:

Outstanding at January 1, 2016	350,000
Granted	342,000
Shares issued	(184,000)
Cancelled/forfeited	(45,000)
Outstanding at December 31, 2016	463,000
Granted	195,000
Shares issued	(215,000)
Cancelled/forfeited	(26,000)
Outstanding at December 31, 2017	417,000

During the year ended December 31, 2017, the Company recorded $2,138 of compensation expense relating to DSAs in general and administrative expenses (year ended December 31, 2016: $2,909).

ii.	RSAs
The RSAs vest immediately on the grant date and are issued at that time. Consequently, there are no RSAs outstanding at December 31, 2017 and December 31, 2016.
The Company granted 75,750 RSAs during the year ended December 31, 2017 for total compensation expense of $655 (year ended December 31, 2016: 60,000 RSAs granted for total compensation expense of $787) which was recorded in general and administrative expenses.

c)	SARs
The Company grants SARs to employees that entitle the employees to a cash settlement. The amount of the cash settlement is determined based on the difference between the strike price and the closing share price of the Company on the exercise date. The SARs have a term of five years from the award date and vest in five equal tranches with the first tranche vesting immediately, the second on the first anniversary, the third on the second anniversary, the fourth on the third anniversary, and the fifth on the fourth anniversary of the grant date. Prior to the cash settlement, unvested and vested SARs are valued using the Black-Scholes Model.
The number of SARs outstanding and exercisable at December 31, 2017 and December 31, 2016 is as follows:

Number of SARs
Outstanding at January 1, 2016	43,000
Issued	135,000
Exercised	(23,000)
Expired/forfeited	(1,000)
Outstanding at December 31, 2016	154,000
Issued	—
Exercised	(2,000)
Expired/forfeited	(26,500)
Outstanding at December 31, 2017	125,500

Exercisable at December 31, 2016	12,000
Exercisable at December 31, 2017	—

As at December 31, 2017, vested SARs had a weighted average intrinsic value of CAD$(9.88) per share (December 31, 2016: CAD$(4.08) per share) and the Company has recognized other current and non-current liabilities for SARs of $32 and $44, respectively (December 31, 2016: $165 and $101, respectively).
During the year ended December 31, 2017, the Company recorded $(174) of compensation expense relating to SARs in general and administrative expenses (year ended December 31, 2016: $408).
The following table summarizes information about SARs outstanding and exercisable at December 31, 2017 (grant price range in CAD):

Grant price range	Issued	Exercised/Cancelled	Outstanding	Exercisable
$6.40-12.87	407,000	(301,500)	105,500	—
$13.35-16.57	60,000	(60,000)	—	—
$18.00-23.31	107,500	(84,500)	20,000	—
	574,500	(446,000)	125,500	—

d)	Input for measurement of fair values
The grant date fair values (CAD) of Share Options and SARs and the re-measurement fair value of SARs are measured based on the Black-Scholes Model and are denominated in CAD.

i.	Share Options
There were 1,407,000 Share Options granted during the year ended December 31, 2017 (December 31, 2016: 2,972,876 including 1,621,877 replacement options related to the Lake Shore Gold acquisition).
The weighted average inputs used and grant date fair values (CAD) of Share Options granted during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Share price	$9.64	$13.21
Exercise price	$9.91	$9.51
Expected volatility(1)	51%	51%
Expected life (years)	3.50	3.00
Expected dividend yield	3.14%	2.42%
Risk-free interest rate	1.07%	0.57%
Pre-vest forfeiture rate	7.13%	4.12%
Fair value	$2.89	$5.76

(1)	The expected volatility assumption is based on the historical volatility of the Company’s Canadian dollar common shares on the Toronto Stock Exchange.

ii.	SARs
There were nil SARs granted during the year ended December 31, 2017 (year ended December 31, 2016: 135,000).
The fair value of SARs (CAD) has been re-measured at December 31, 2017. Expected volatility, interest rate and share price have been updated with changes in the fair value being recognized in earnings or loss during the period.
The weighted average inputs used and grant date fair values (CAD) of SARs granted during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Share price	$—	$12.64
Exercise price	$—	$12.38
Expected volatility	—%	52%
Expected life (years)	—	5.00
Risk-free interest rate	—%	0.61%
Fair value	$—	$5.74

The weighted average inputs used and re-measurement date fair values (CAD) of SARs as at December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016
Share price	$6.03	$12.65
Exercise price	$14.12	$14.05
Expected volatility	55%	50%
Expected life (years)	2.92	3.80
Risk-free interest rate	1.81%	1.02%
Fair value	$0.99	$4.60

e)	Authorized share capital
The Company’s authorized share structure is as follows:

•	Unlimited number of authorized common shares without par value;

•	Common shares are without special rights or restrictions attached;

•	Common shares have voting rights; and

•	Common shareholders are entitled to receive dividend payments.

•	Common shareholders are entitled to elect to reinvest their dividend payments through the Company’s dividend reinvestment program.
At December 31, 2017, there were 312,775,761 common shares of the Company issued and outstanding (December 31, 2016: 311,362,031).